Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2012
Maxim Aggressive Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Aggressive Profile II Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 34.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.29%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a mix of Underlying Portfolios. The Portfolio has a primary emphasis on growth of capital and secondary emphasis on income. MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios. The following table shows the Portfolio’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Portfolio may also invest in the GWL&A Contract. The following table shows the Portfolio’s target allocation for the various asset classes listed above and the Underlying Portfolios in which the Portfolio expects to invest as of the date of this Prospectus:

Large Cap	37.00%	International	27.00%
Maxim Janus Large Cap Growth Portfolio Initial		Maxim MFS International Growth Portfolio Initial
Maxim American Century Growth Portfolio Initial		Maxim Invesco ADR Portfolio Initial
Maxim T. Rowe Price Equity/Income Portfolio Initial		Maxim MFS International Value Portfolio Initial
Maxim Putnam Equity Income Portfolio Initial		Bond	0.00%
Mid Cap	23.00%	Maxim U.S. Government Mortgage Securities Portfolio Initial
Maxim T. Rowe Price MidCap Growth Portfolio Initial		Maxim Federated Bond Portfolio Initial
Maxim Goldman Sachs MidCap Value Portfolio Initial		Maxim Templeton Global Bond Portfolio Initial
Putnam Multi-Cap Value Fund A		Maxim Putnam High Yield Bond Portfolio Initial
Small Cap	13.00%	Short-Term Bond	0.00%
Maxim Small-Cap Growth Portfolio Initial		GWL&A Contract
Maxim Loomis Sayles Small-Cap Value Portfolio Initial		Maxim Short Duration Bond Portfolio Initial
Maxim Invesco Small-Cap Value Portfolio Initial

		The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocations. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

  Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

  Since the Portfolio invests in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.

  The Portfolio is classified as non-diversified under the Investment Company Act of 1940, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in a Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Portfolio invests in Underlying Portfolios with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Portfolio’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified under the Investment Company Act of 1940, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Portfolio. The Composite Index is derived by applying the Portfolio’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); and the MSCI EAFE® Index (international equities). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares commenced operations on July 29, 2011. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares commenced operations on July 29, 2011. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Maxim Aggressive Profile II Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
2002	rr_AnnualReturn2002	(18.82%)
2003	rr_AnnualReturn2003	30.70%
2004	rr_AnnualReturn2004	7.13%
2005	rr_AnnualReturn2005	8.79%
2006	rr_AnnualReturn2006	15.59%
2007	rr_AnnualReturn2007	7.35%
2008	rr_AnnualReturn2008	(39.90%)
2009	rr_AnnualReturn2009	33.02%
2010	rr_AnnualReturn2010	15.95%
2011	rr_AnnualReturn2011	(4.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
One Year	rr_AverageAnnualReturnYear01	(4.44%)
Five Years	rr_AverageAnnualReturnYear05	(1.00%)
Ten Years	rr_AverageAnnualReturnYear10	4.06%
Maxim Aggressive Profile II Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Maxim Aggressive Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.98%
Five Years	rr_AverageAnnualReturnYear05	0.12%
Ten Years	rr_AverageAnnualReturnYear10	3.80%
Composite Index (reflects no deduction for fees, expenses or taxes) | Maxim Aggressive Profile II Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.56%)
Five Years	rr_AverageAnnualReturnYear05	(1.19%)
Ten Years	rr_AverageAnnualReturnYear10	4.03%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.